PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in defined benefit liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 1,003,035	R$ 765,655
Net defined benefit liability	1,077,083
Net defined benefit liability	728,559	1,077,083
Balance at the end of the year	571,513	1,003,035
Present value of defined benefit obligation [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Net defined benefit liability	4,085,376	3,464,617
Net defined benefit liability	3,503,160	4,085,376
Current service costs	17,843	11,125
Interest on actuarial liabilities	358,301	327,142
Benefits paid	278,443	262,429
Member contributions paid	(182)	(231)
Actuarial losses (gains) adjusted by experience	(26,603)	(246,870)
Actuarial losses (gains) adjusted by financial assumptions	706,702	(270,858)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	0	26,962
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	5,971	64,725
Balance at the end of the year	(91,892)	5,971
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Present value of defined benefit obligation [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Net defined benefit liability	2,167,726	1,969,220
Net defined benefit liability	1,954,418	2,167,726
Current service costs	2,037	1,747
Interest on actuarial liabilities	186,004	183,161
Benefits paid	196,336	192,759
Member contributions paid	(182)	(231)
Actuarial losses (gains) adjusted by experience	(94,337)	(89,991)
Actuarial losses (gains) adjusted by financial assumptions	299,532	(115,649)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	0	486
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	997,064	700,930
Net defined benefit liability	1,917,650
Net defined benefit liability	1,548,742	1,917,650
Current service costs	15,806
Interest on actuarial liabilities	172,297
Benefits paid	(82,107)
Member contributions paid	0
Actuarial losses (gains) adjusted by experience	67,734
Actuarial losses (gains) adjusted by financial assumptions	407,170
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	0	26,476
Balance at the end of the year	663,405	997,064
Post-retirement health plans | Present value of defined benefit obligation [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Net defined benefit liability	R$ 1,917,650	1,495,397
Net defined benefit liability		1,917,650
Current service costs		9,378
Interest on actuarial liabilities		143,981
Benefits paid		69,670
Member contributions paid		0
Actuarial losses (gains) adjusted by experience		(156,879)
Actuarial losses (gains) adjusted by financial assumptions		R$ (155,209)